Fair value option - Changes in Fair Value of Loans and Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Wealth management loans: | Investment and other income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) change in fair value	$ 0	$ 0	$ 12
Long-term debt | Foreign exchange and other trading revenue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) change in fair value	$ (4)	$ (4)	$ (4)